Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 2,981,705	$ 2,625,765
Increase in allowance for doubtful accounts	28,155	180,305
Foreign exchange difference	(74,446)	175,635
Amounts recovered during the period	(50,515)
Allowance for doubtful accounts, ending	$ 2,884,899	$ 2,981,705